Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Asset and Mortgage Backed Securities USD ($)	Mar. 31, 2014 Asset and Mortgage Backed Securities INR
Amortized Cost
Within one year					7,276.7
Over one year through five years					7,823.5
Over five years through ten years					434.8
Over ten years					650.3
Amortized Cost	15,454.7	927,284.9	1,017,788.0		16,185.3
Fair Value
Within one year				119.1	7,144.5
Over one year through five years				127.1	7,627.7
Over five years through ten years				7.4	446.8
Over ten years				14.3	858.8
Total	$ 15,147.1	908,824.3	1,018,071.5	$ 267.9	16,077.8